Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Jun. 30, 2025
Common Class A [Member]
Common stock, par value	$ 0.0128	$ 0.0128
Common stock, shares authorized	154,237,500	154,237,500
Common stock, shares issued	1,397,551	113,911
Common stock, shares outstanding	1,397,551	113,911
Common Class B [Member]
Common stock, par value	$ 0.0032	$ 0.0032
Common stock, shares authorized	8,050,000	8,050,000
Common stock, shares issued	201,250	201,250
Common stock, shares outstanding	201,250